PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
PLAN TERMINATION
PLAN DESCRIPTION

NOTE 1 – PLAN DESCRIPTION

The following description of the Republic Bancorp Inc. 401(k) Retirement Plan (the “Plan”) is provided for general information. Participants should refer to the plan agreement for a complete description of the Plan’s provisions. The sponsor of the Plan is Republic Bancorp, Inc. (the “Company” or “Employer”).

The Plan was amended and restated effective May 1, 2021. The amendment and restatement of the Plan was required by the Internal Revenue Service (“IRS”) and incorporates prior amendments since the last restatement of the Plan in order to comply with the IRS’s requirements.

General:  The Plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), is a Safe-Harbor Qualified Automatic Enrollment Contribution Account (“QACA”) plan covering all eligible employees of the Company. Except for excluded job classifications, all employees of the Company and its participating affiliate are eligible to participate in the Plan as soon as administratively feasible following their date of hire.

The following are considered job classifications excluded from participation in the Plan:

●	leased employees;
●	non-resident aliens;
●	employees covered by a collective bargaining agreement, unless the terms of the bargaining agreement otherwise provide;
●	employees in co-op placements;
●	individuals who for any period are classified by the Company as independent contractors, regardless of any subsequent reclassification by the Company, a government agency or a court; and
●	employees employed in a temporary job classification.

Contributions:  The Plan allows for both traditional and Roth contributions. Unless otherwise elected, employees are automatically enrolled in the Plan following 30 days of employment with a pre-tax contribution rate of 6% of pay. Contributions are invested into the Plan’s default fund unless participant-directed investments are made. Unless otherwise elected, the deferral percentage automatically escalates 1% each year up to 10%. Participants in the Plan may contribute up to the lower of 1) 75% of eligible compensation or 2) the annual maximum legal limit, as defined by the IRS, including catch-up contributions on or after attaining age 50.

The Employer makes Safe-Harbor Enhanced Matching Contributions on behalf of each Plan participant in an amount equal to 100% of the first 1% of the participant's compensation contributed as elective deferrals, plus 75% of the elective deferrals of such participant to the extent that such elective deferrals exceed 1% but do not exceed 5% of the participant's compensation.

In addition, the Employer may award a discretionary bonus match to eligible participants for meeting certain corporate financial performance goals. For the years ended December 31, 2025 and 2024, no discretionary bonus match was awarded.

Participant Accounts:  Each participant’s account is credited with the participant’s contribution, any applicable Employer matching or bonus contribution, and an allocation of plan earnings. Each participant’s account is also charged with withdrawals and an allocation of administrative expenses.

Forfeitures of terminated participants’ non-vested accounts are used to offset Plan expenses (including Employer contributions). Income is allocated on a basis proportional to account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

In-Service Distributions: Participants may receive a distribution from the Plan prior to termination of employment if they have attained age 59 ½ or if they incur a financial hardship, as defined by the Plan.

NOTE 1 – PLAN DESCRIPTION (Continued)

Retirement, Death, and Disability:  Participants are entitled to 100% of their account balance upon retirement (on or after attaining age 65), death, or permanent and total disability.

Vesting:  Participants are immediately vested in their contributions plus actual earnings thereon. After two years of employment, participants are 100% vested in Company contributions plus earnings thereon.

Payment of Benefits upon Termination:  On termination of service, if a participant’s account balance exceeds $5,000, no portion of the account balance is distributed without the participant’s consent. If the participant’s account balances is equal to or less than $5,000, the balance is automatically rolled over into an Individual Retirement Account (“IRA”) product outside of the Plan as soon as administratively possible unless the participant makes a timely election to have the balance distributed or rolled over to an eligible IRA or another eligible retirement plan.

Investment Options:  Except for contributions that default into the Plan’s default fund, all investment accounts are participant directed to either a) investments offered through the Plan or b) other permissible investments by way of participant self-directed brokerage accounts (“Self-Directed”). Employer matching and bonus contributions are allocated ratably based on each participant’s contribution to their investment options.

Investments offered through the Plan include a guaranteed interest account, certain mutual funds, pooled separate accounts and shares of the Company’s common stock. Participants are able to adjust their investment allocation and may direct employee contributions in 1% increments to a maximum of 75%.

Self-Directed investment options include any specific assets or investments permitted to be acquired by the trustee under the Plan. Self-Directed accounts are charged a transaction fee for any direct investments a participant makes, other than the investment options provided by the Plan.

Republic Bancorp, Inc. Common Stock:  The Company’s Class A Common shares are entitled to cash dividends equal to 110% of the cash dividend paid per share on its Class B Common Stock. Class A Common shares have one vote per share and Class B Common shares have ten votes per share. Class B Common Stock may be converted, at the option of the holder, to Class A Common Stock on a share-for-share basis. The Class A Common Stock is not convertible into any other class of the Company’s capital stock. Class A and Class B shares participate equally in undistributed earnings.

Forfeitures:  As of December 31, 2025 and 2024, approximately $142,000 and $128,000 of forfeited employer matching contributions were available to offset future plan expenses including Employer contributions.

Notes Receivable from Participants:  Participants may borrow up to 50% of the value of their vested account balance (including any funds from rollovers into the Plan). Participants may borrow a minimum of $500 up to a maximum of the lesser of $50,000, or 50% of the participant’s vested account balance. Only one loan may be outstanding at one time. The highest outstanding balance for prior loans plus any new loans may not exceed $50,000 in a 12-month period. Loan repayment periods typically ranged from one to five years. Loans are secured by the balance in the participant's account and bear interest at the same rate throughout the life of the loan. Interest rates on loans are fixed based on the The Wall Street Journal Prime Rate plus 1.00% on the day loans are originated. Principal and interest are generally paid through bi-weekly payroll deductions. A $50 loan-origination fee and an annual loan-maintenance fee of $25 are deducted from the participant’s account for each new loan.

Loan repayments may be suspended for up to one year in the case of an approved leave of absence. Loans to participants on a leave of absence due to a qualified military leave may be automatically suspended for the period of the qualified military leave.

Participants who terminate employment at the time a loan is outstanding may be permitted to continue making loan payments, subject to the terms of the loan agreement and promissory note or may choose to pay off the loan in full. Loan payments may be made electronically or by check.